Deferred income tax assets and liabilities and income tax expense - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statments [Line Items]
Percentage of adjustment for inflation be deducted or levied on current income tax	100.00%
Effective rate		38.00%	67.00%	9.00%